Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000220710
Shareholder Report [Line Items]
Fund Name	Target 2065 Fund
Class Name	Investor Class
Trading Symbol	PRSLX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2065 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2065 Fund - Investor Class	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2065+ Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
10/13/20	10,000	10,000	10,000
11/30/20	10,600	10,446	10,536
2/28/21	11,493	11,207	11,301
5/31/21	12,486	12,263	12,252
8/31/21	13,013	13,142	12,700
11/30/21	12,729	13,198	12,495
2/28/22	12,107	12,585	12,149
5/31/22	11,269	11,811	11,516
8/31/22	10,662	11,397	10,936
11/30/22	11,080	11,772	11,323
2/28/23	11,026	11,569	11,401
5/31/23	11,297	12,052	11,602
8/31/23	12,057	13,079	12,331
11/30/23	12,176	13,256	12,449
2/29/24	13,393	14,878	13,614
5/31/24	13,939	15,376	14,095
8/31/24	14,709	16,498	14,972
11/30/24	15,233	17,828	15,462
2/28/25	15,092	17,487	15,406
5/31/25	15,286	17,393	15,755

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/13/20
Target 2065 Fund (Investor Class)	9.67%	9.60%
Russell 3000 Index (Regulatory Benchmark)	13.12	12.69
S&P Target Date 2065+ Index (Strategy Benchmark)	11.78	10.31

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 41,663,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 185,000
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$41,663 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	68.6%
International Equity Funds	29.0
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price International Stock Fund	6.8
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000220708
Shareholder Report [Line Items]
Fund Name	Target 2065 Fund
Class Name	Advisor Class
Trading Symbol	PAZLX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2065 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2065 Fund - Advisor Class	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2065+ Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
10/13/20	10,000	10,000	10,000
11/30/20	10,590	10,446	10,536
2/28/21	11,482	11,207	11,301
5/31/21	12,464	12,263	12,252
8/31/21	12,981	13,142	12,700
11/30/21	12,687	13,198	12,495
2/28/22	12,057	12,585	12,149
5/31/22	11,224	11,811	11,516
8/31/22	10,610	11,397	10,936
11/30/22	11,026	11,772	11,323
2/28/23	10,964	11,569	11,401
5/31/23	11,222	12,052	11,602
8/31/23	11,976	13,079	12,331
11/30/23	12,072	13,256	12,449
2/29/24	13,279	14,878	13,614
5/31/24	13,808	15,376	14,095
8/31/24	14,556	16,498	14,972
11/30/24	15,074	17,828	15,462
2/28/25	14,926	17,487	15,406
5/31/25	15,105	17,393	15,755

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/13/20
Target 2065 Fund (Advisor Class)	9.40%	9.31%
Russell 3000 Index (Regulatory Benchmark)	13.12	12.69
S&P Target Date 2065+ Index (Strategy Benchmark)	11.78	10.31

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 41,663,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 185,000
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$41,663 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	68.6%
International Equity Funds	29.0
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price International Stock Fund	6.8
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000220709
Shareholder Report [Line Items]
Fund Name	Target 2065 Fund
Class Name	I Class
Trading Symbol	RPFDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2065 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2065 Fund - I Class	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2065+ Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
10/13/20	500,000	500,000	500,000
11/30/20	530,000	522,304	526,806
2/28/21	574,634	560,359	565,048
5/31/21	625,307	613,151	612,578
8/31/21	651,657	657,115	635,013
11/30/21	637,468	659,876	624,731
2/28/22	607,048	629,247	607,437
5/31/22	565,074	590,563	575,802
8/31/22	534,643	569,837	546,801
11/30/22	556,155	588,592	566,138
2/28/23	553,473	578,449	570,073
5/31/23	567,651	602,579	580,110
8/31/23	605,821	653,930	616,566
11/30/23	611,820	662,805	622,467
2/29/24	673,253	743,897	680,720
5/31/24	701,306	768,789	704,729
8/31/24	740,579	824,896	748,578
11/30/24	766,948	891,376	773,124
2/28/25	760,506	874,327	770,315
5/31/25	770,293	869,641	787,770

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/13/20
Target 2065 Fund (I Class)	9.84%	9.78%
Russell 3000 Index (Regulatory Benchmark)	13.12	12.69
S&P Target Date 2065+ Index (Strategy Benchmark)	11.78	10.31

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 41,663,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 185,000
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$41,663 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	68.6%
International Equity Funds	29.0
Domestic Bond Funds	0.7
International Bond Funds	0.2
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.5%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	7.9
T. Rowe Price International Stock Fund	6.8
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless